Condensed Consolidated Balance Sheets		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 11,297,906	$ 1,439,242	$ 13,846,932
Accounts receivable, net		25,853,416	3,293,471	18,861,496
Prepayments and other current assets, net		10,682,556	1,360,852	9,639,568
Tax recoverable				93,358
Total current assets		47,833,878	6,093,565	42,441,354
Non-current assets
Property and equipment, net		787,030	100,261	297,238
Right-of-use assets, net		24,684,122	3,144,514	6,476,145
Deferred tax assets, net		760,511	96,883	850,181
Long-term rental and utility deposits, net		5,977,230	761,440	6,982,110
Total non-current assets		32,208,893	4,103,098	14,605,674
TOTAL ASSETS		80,042,771	10,196,663	57,047,028
Current liabilities
Bank borrowings		8,480,454	1,080,327	8,871,262
Accounts payable		8,952,274	1,140,432	8,590,750
Contract liabilities		3,660,937	466,367	8,280,290
Accruals and other payables		5,256,269	669,596	3,349,865
Operating lease liabilities		9,606,702	1,223,799	2,836,343
Provision for taxation		1,446,289	184,243
Total current liabilities		46,948,404	5,980,764	43,504,073
Non-current liabilities
Operating lease liabilities – non-current		15,077,420	1,920,715	3,639,802
Total non-current liabilities		15,077,420	1,920,715	3,639,802
TOTAL LIABILITIES		62,025,824	7,901,479	47,143,875
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		5,031,196	645,109	5,031,196
Retained earnings		13,256,274	1,694,831	5,222,366
Accumulated other comprehensive losses		(270,523)	(44,756)	(350,409)
TOTAL SHAREHOLDERS’ EQUITY		18,016,947	2,295,184	9,903,153
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		80,042,771	10,196,663	57,047,028
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Related Party
Current liabilities
Accounts payable – related party				16,568
Amount due to related parties		$ 9,545,479	$ 1,216,000	$ 11,558,995

[1]	Retrospectively restated for effect of share recapitalization (Note 1)